Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net income/(loss)	$ (6,486)	$ 21,078
Loss attributable to noncontrolling interest	(820)	0
Income/(loss) from discontinued operations, net of tax	0	45,832
Loss from continuing operations	(7,306)	(24,754)
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operations:
Depreciation and accretion	593	215
Amortization of debt discount	2,022	891
Development costs	(0)	748
Debt issuance cost of convertible debt	0	1,641
Gain (loss) on foreign currency exchange rates	228	(700)
Stock compensation costs	2,160	0
Share-based compensation to third parties	213	321
Fair value movement of convertible debt	3,967	(67)
Debt Restructuring Costs	753	(0)
Fair value movement of warrant liability	1,564	565
Fair value movement of FPA asset	(0)	483
Loss on issuance of debt	35	520
Costs associated with legal actions for liabilities	1,232	(0)
Net gain on settlement of liabilities	(596)	0
Loss on extinguishment of debt	3,187	0
Gain on extinguishment of debt	0	(179)
Impairment of asset	(0)	3,263
Impairment for amounts due from related party	561	0
Loss on settlement of SAA with Hover	2,025	(0)
Other Expenses	131	0
Gain on disposal of assets	(15,513)	1,301
Non-cash operating lease assets	0	35
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable and other short-term receivables	0	(28)
Prepaid expenses and other assets	0	1,029
Accounts payable	1,223	12,794
Accrued liabilities	3,057	(109)
Payable to/from related party	1,107	0
Operating lease liabilities	0	(61)
Net Cash (used in) Operating Activities	(2,485)	(3,222)
Net Cash provided by Operating Activities - Discontinued Operations	0	95,592
Cash Flows from Investing Activities:
Purchases of property and equipment	0	(1,485)
Sales of property and equipment	0	0
Capitalized Cost	0	0
Construction in Process	0	(194)
Net Cash (used in) Investing Activities	0	(1,679)
Net Cash provided by Investing Activities - Discontinued Operations	0	23,088
Cash Flows from Financing Activities:
Proceeds from debt	2,377	6,782
Payments of debt principal	(21)	(5,599)
Net Cash provided by Financing Activities	2,356	1,183
Net Cash (used in) Financing Activities - Discontinued Operations	0	(137,729)
Net increase/(decrease) in cash	(129)	(24,403)
Cash beginning of the year	161	24,564
Cash end of the year	32	161
Effect of exchange rate on cash	$ 0	$ (1,636)